Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2015 and 2014 consists of the following (in millions):

	2015	2014
Salaries and incentives	$324.5	$138.7
Accrued benefits and payroll taxes	113.9	53.9
Trade accounts payable and other accrued liabilities	535.1	386.5
Accrued claims and claims payable	19.2	20.8
Accrued interest payable	62.5	21.8
Taxes other than income tax	65.0	47.5
Capco acquisition related liabilities	66.2	61.1
Total accounts payable and accrued liabilities	$1,186.4	$730.3